Acquisitions - Additional information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Sep. 01, 2016 CAD ($)	Oct. 31, 2018	Sep. 01, 2018 USD ($)	Sep. 01, 2018 CAD ($)
Top of range [member]
Amortization period		15 years
KGS- Alpha Capital Market [member]
Acquisition of the business			$ 304	$ 397
Acquired intangible assets	$ 49
Acquired goodwill	54
Goodwill expected to be deductible for tax purposes.	$ 32
KGS- Alpha Capital Market [member] | Bottom of range [member]
Amortization period	Three years
KGS- Alpha Capital Market [member] | Top of range [member]
Amortization period	Fourteen years